Schedule of RSUs and contractual life (Details)	1 Months Ended	9 Months Ended
	Sep. 30, 2026 shares $ / shares	Sep. 30, 2026 shares $ / shares	Dec. 31, 2025 shares	Dec. 31, 2024 shares
IfrsStatementLineItems [Line Items]
Number of outstanding RSU | shares	2,845,195	2,845,195	3,277,773	2,566,667
Weighted average contractual life ( years)	2 years 8 months 23 days
Weighted average exercise price | $ / shares	$ 2.38
Ranges of exercise prices for outstanding RSU one [member]
IfrsStatementLineItems [Line Items]
Number of outstanding RSU | shares	2,666,664	2,666,664
Number of outstanding RSU vested | shares		2,666,664
Weighted average contractual life ( years)		1 year 2 months 12 days
Weighted average exercise price | $ / shares		$ 2.88
Ranges of exercise prices for outstanding RSU one [member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Range of exercise prices | $ / shares	$ 0.78	0.78
Ranges of exercise prices for outstanding RSU one [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Range of exercise prices | $ / shares	6.20	6.20
Ranges of exercise prices for outstanding RSU two [member]
IfrsStatementLineItems [Line Items]
Range of exercise prices | $ / shares	$ 13.01	$ 13.01
Number of outstanding RSU | shares	84,000	84,000
Number of outstanding RSU vested | shares		60,166
Weighted average contractual life ( years)		2 years 3 months 7 days
Weighted average exercise price | $ / shares		$ 13.01
Ranges of exercise prices for outstanding RSU three [member]
IfrsStatementLineItems [Line Items]
Range of exercise prices | $ / shares	$ 24.39	$ 24.39
Number of outstanding RSU | shares	94,531	94,531
Number of outstanding RSU vested | shares		94,531
Weighted average contractual life ( years)		2 years 5 months 23 days
Weighted average exercise price | $ / shares		$ 24.39
Ranges of exercise prices for outstanding RSU [member]
IfrsStatementLineItems [Line Items]
Number of outstanding RSU | shares	2,845,195	2,845,195
Number of outstanding RSU vested | shares		2,821,361
Weighted average contractual life ( years)		1 year 3 months 7 days
Weighted average exercise price | $ / shares		$ 3.89